ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about finance expenses (income) net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income:
Revaluation of loans receivables	$ 0	$ (177)	$ 0
Change in fair value of derivative warrants liabilities	(286)	(305)	(6,955)
Change in fair value of derivative pre-funded warrants liabilities	(124)	0	0
Exchange rate differences and other finance income	(3,021)	(1,729)	(51)
Finance income	(3,431)	(2,211)	(7,006)
Finance expenses:
Compensation expenses in respect to guarantees granted by main shareholder	0	758	0
Change in fair value of derivative pre-funded warrants liabilities	0	56	0
Issuance costs allocated to derivative warrants liability	0	48	0
Extension fee and discount amortization expenses in respect to convertible debentures	413	363	0
Revaluation of investment in affiliate	0	837	0
Interest and discount amortization expenses on credit from bank institution and others	2,756	2,507	1,711
Impairment of loans receivables	0	0	601
Exchange rate differences and other finance income	333	202	1,359
Finance expenses	3,502	4,771	3,671
Finance expenses, net	$ 71	$ 2,560	$ (3,335)